Financial result	6 Months Ended
Jun. 30, 2025
Disclosure Of Finance Income Expense Explanatory [Abstract]
Financial result

5. Financial result

Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)		(Euros in thousands)
Change in fair value of liabilities of warrants	133	(648)	1,730	395
Interest income	4,256	6,366	9,719	12,659
Foreign currency gains	116	2,763	167	7,851
Gains on other financial instruments	49	536	799	70
Other financial income	4,421	9,665	10,685	20,580
Interest expenses	(244)	(226)	(493)	(420)
Foreign currency losses	(22,532)	(79)	(35,620)	(95)
Other financial expenses	(22,776)	(305)	(36,113)	(515)
Financial result	(18,222)	8,712	(23,698)	20,460

The fair value of the warrants decreased from €0.24 ($0.25) per warrant as of December 31, 2024 to €0.02 ($0.02) as of March 31, 2025 and decreased to €0.00 ($0.00) as of June 30, 2025. The result is a decrease in fair value of liabilities for warrants of €0.1 million and a corresponding income for the three months ended June 30, 2025 and a decrease in fair value of liabilities for warrants of €1.7 million and a corresponding income for the six months ended June 30, 2025.

The fair value of the warrants decreased from €2.64 ($2.92) per warrant as of December 31, 2023 to €2.50 ($2.70) as of March 31, 2024 and increased to €2.59 ($2.77) as of June 30, 2024. The result is an increase in fair value of liabilities for warrants of €0.6 million and a corresponding expense for the three months ended June 30, 2024 and a decrease in fair value of liabilities for warrants of €0.4 million for the six months ended June 30, 2024.

The Company's public warrants expired on July 1, 2025, resulting in the derecognition of the Liabilities for warrants in the Statement of Financial Position on July 1, 2025 without impact on the Statement of Profit and Loss as the fair value of the warrants was €0.0 as of June 30, 2025. The warrants have not been exercised during their lifetime.

Interest income mainly results from short-term deposits as well as cash balances. Interest expenses mainly result from leases.

Foreign currency gains and losses primarily consist of revaluation effects from exchange rate fluctuations on USD-denominated cash and cash equivalents, and short-term deposits held by Immatics N.V. and Immatics GmbH.

Losses and gains on financial instruments include expected credit losses on cash and cash equivalents and other financial assets for the three and six months ended June 30, 2025 and 2024.